Accounts Receivable, Net (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Accounts Receivable, Net [Abstract]
Financial statements accounts receivable	44.00%
Financial statements accounts receivable	$ 0.6
Remaining balance	$ 0.7